Cover Page	Apr. 09, 2020	Apr. 08, 2020
Entity Information [Line Items]
Entity Central Index Key		0001579241
Entity Incorporation, State or Country Code		L2
Document Type		8-K
Document Period End Date		Apr. 08, 2020
Entity Registrant Name	Allegion plc
Entity Address, Address Line One		Block D
Entity Address, Address Line Two		Iveagh Court
Entity Address, Address Line Three		Harcourt Road
Entity Address, City or Town		Dublin
Entity Address, Postal Zip Code		2
Entity Address, Country		IE
Country Region		353
City Area Code		1
Local Phone Number		2546200
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Entity Emerging Growth Company		false
Entity File Number		001-35971
Entity Tax Identification Number		98-1108930
Amendment Flag		false
Common Stock [Member]
Entity Information [Line Items]
Title of 12(b) Security		Ordinary shares, par value $0.01 per share
Trading Symbol		ALLE
Security Exchange Name		NYSE
Three Point Five Percent Senior Notes Due 2029 [Member]
Entity Information [Line Items]
Title of 12(b) Security		3.500% Senior Notes due 2029
Trading Symbol		ALLE 3 ½
Security Exchange Name		NYSE